UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/99

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT II, L.P.
Address:          2750 Sand Hill Road
                  Menlo Park
                  California  94025

13F File Number:  028-05148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            General Partner
Phone:            650-233-0360

Signature, Place and Date of signing:

                  Pamela K. Hagenah Menlo Park, California    February 11, 2000
                  [Signature]       [City, State]             [Date]

Report type (Check only one.):

[X]            13F HOLDINGS REPORT.

[ ]            13F NOTICE.

[ ]            13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Total:                             3

Form 13F Information Table Value Total:                       $45,446
                  (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE


                                                              FORM 13F
                                  NAME OF REPORTING MANAGER - INTEGRAL CAPITAL MANAGEMENT II, L.P.

                                                           AS OF 12/31/99

                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                           Value       Shares/ Sh/  Put/Invstmt
      Name of Issuer        Title of class CUSIP           (x$1000)    PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None

HEARTPORT INC               COMM STK       421969106       2,280       480,000 SH       SOLE                 480,000   0       0
PHARMACYCLICS INC           COMM STK       716933106       3,234        78,394 SH       SOLE                  78,394   0       0
PIVOTAL CORP                COMM STK       72581R106      39,932     1,350,415 SH       SOLE               1,350,415   0       0

GRAND TOTAL                                             $ 45,446